CONSOLIDATED BALANCE SHEETS		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
CURRENT ASSETS
Cash		$ 178,321		$ 2,970,199
Restricted cash		387,496
Accounts receivable, net		42,528,919		46,575,776
Inventories		1,085,783		1,296,577
Prepayments, net		10,545,465		10,274,207
Deposits and other assets, net		240,547		295,754
Due from related parties		$ 2,987		$ 2,862
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related party	Related party	Related party	Related party
Total Current Assets		$ 54,969,518		$ 61,415,375
NON-CURRENT ASSETS
Property and equipment, net		6,370,900		7,141,064
Intangible assets, net		8,626		16,528
Deferred tax assets		762,289		714,461
Right-of-use assets		175,160		475,119
Goodwill		60,303		57,772
Prepayments - non current		7,113,014		8,021,046
Deposits and other assets - non current		241,205		121,505
Total Non-Current Assets		14,731,497		16,547,495
Total Assets		69,701,015		77,962,870
CURRENT LIABILITIES
Short-term bank loans		10,431,850	¥ 72,950,000	16,166,000	¥ 118,000,000
Tax payables		3,098,410		2,873,453
Salaries and benefits payable		678,214		797,912
Contract liability		793,412		792,102
Short-term lease liabilities		115,031		264,316
Accounts payable		1,805,042		1,252,667
Amounts due to a related party		$ 4,888,289		$ 3,703,700
Other Liability, Current, Related Party [Extensible Enumeration]		Related party	Related party	Related party	Related party
Accrued listing expenses payable		$ 5,163,238		$ 5,341,848
Accrued expenses and other payables		2,744,302		2,518,175
Deferred tax liabilities		8,758		45,238
Long-term loan - current portion		2,637,036		867,772
Total Current Liabilities		32,363,582		34,623,183
NON-CURRENT LIABILITIES
Long-term lease liabilities		27,637		136,683
Long-term loan - non current		6,086,254		3,442,526
Total Non-Current Liabilities		6,113,891		3,579,209
Total Liabilities		38,477,473		38,202,392
Commitments and Contingencies (Note 20)
Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and 2024		29		29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued, 30,752,370 shares outstanding as of December 31, 2025; 35,728,625 shares issued,25,555,096 shares outstanding as of December 31, 2024	[1]	3,075		2,556
Additional paid-in capital	[1]	28,658,524		11,441,712
Statutory reserve		4,593,312		4,591,151
Retained earnings		(515,415)		26,764,751
Accumulated other comprehensive loss		(1,371,894)		(3,141,061)
Total Baird Medical Investment Holdings Limited's Shareholders' Equity		31,367,631		39,659,138
Non-controlling interests		(144,089)		101,340
Total Liabilities and Equity		$ 69,701,015		$ 77,962,870

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).